Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payments
Schedule of Share-Based Payment Expenses

€ millions	2025	2024	2023
Cost of cloud	107	138	94
Cost of software licenses and support	30	42	38
Cost of services	244	360	375
Research and development	600	751	703
Sales and marketing	579	876	834
General and administration	135	217	175
Share-based payment expenses	1,695	2,385	2,220
thereof equity-settled share-based payments	1,331	1,591	1,414
thereof cash-settled share-based payments	364	794	806

Equity-Settled Share-Based Payments
Share-Based Payments
Schedule of Number of Shares Purchased

Millions	2025	2024	2023
Own	3.8	4.9	6.5

Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Grant Date in 2025

Move
€, unless otherwise stated	(2025 tranche)
Weighted average fair value as at grant date	237.67
Information how fair value was measured at grant date
Valuation model used	Other[1]
Weighted average share price	241.49
Weighted average expected dividend yield (in %)	0.98
Weighted average initial life at grant date (in years)	1.6

[1] For these awards, the fair value is calculated by subtracting expected future dividends until maturity of the respective award from the prevailing share price as at the measurement date.

Fair Value and Parameters Used at Grant Date in 2024

Move
€, unless otherwise stated	(2024 tranche)
Weighted average fair value as at grant date	175.09
Information how fair value was measured at grant date
Valuation model used	Other[1]
Weighted average share price	170.40
Weighted average expected dividend yield (in %)	1.23
Weighted average initial life at grant date (in years)	1.7

[1] For these awards, the fair value is calculated by subtracting expected future dividends until maturity of the respective award from the prevailing share price as at the measurement date.

Summary of Changes in Numbers of Outstanding Awards

Move
Thousands, unless otherwise stated	(2023-2025 tranches)
12/31/2023	16,830
Granted[2]	6,944
Adjustment based on KPI target achievement	151
Exercised	-10,193
Forfeited	-392
Change in settlement[2]	-1,149
12/31/2024	12,192
Granted[2]	4,934
Adjustment based on KPI target achievement	-16
Exercised	-8,433
Forfeited	-269
Change in settlement[2]	-671
12/31/2025	7,737

2 We have changed the classification of some share units granted under the Move plan with the initial intention to settle in shares from equity-settled to cash-settled because a cash outflow became probable, in particular due to the restructuring program. Share units with switched classification are considered in the number of granted share units.

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

€ millions	2025	2024	2023
Move (2023–2025 tranches)	1,059	1,240	1,175
Own	257	343	239

Cash-Settled Plans
Share-Based Payments
Summary of Fair Value and Parameters Used at Grant Date

Fair Value and Parameters Used at Year End 2025

	LTI 2024	LTI 2020	Move
	(2024-2025	(2022–2023	(2022–2025
€, unless otherwise stated	tranches)	tranches)	tranches)
Weighted average fair value as at 12/31/2025	209.27	213.21	206.49
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Monte Carlo	Other[3]
Share price	208.35	208.35	208.35
Expected volatility (in %)	24 to 25	19 to 28	NA
Expected dividend yield (in %)	NA	NA	1.15
Weighted average remaining life of awards outstanding as at 12/31/2025 (in years)	2.6	0.6	0.8

[3] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Fair Value and Parameters Used at Year End 2024

	LTI 2024	LTI 2020	Move
	(2024	(2021-2023	(2021-2024
€, unless otherwise stated	tranche)	tranches)	tranches)
Weighted average fair value as at 12/31/2024	248.23	222.26	234.51
Information how fair value was measured at measurement date
Valuation model used	Monte Carlo	Monte Carlo	Other[3]
Share price	236.30	236.30	236.30
Expected volatility (in %)	23	20 to 22	NA
Expected dividend yield (in %)	NA	NA	0.91
Weighted average remaining life of awards outstanding as at 12/31/2024 (in years)	3.2	1.0	0.8

[3] For these awards, the fair value is calculated by subtracting expected future dividends, if any, until maturity of the respective award from the prevailing share price as at the measurement date.

Summary of Changes in Numbers of Outstanding Awards

	LTI 2024	LTI 2020	Move
	(2024-2025	(2021–2023	(2021–2025
Thousands, unless otherwise stated	tranches)	tranches)	tranches)
12/31/2023	NA	605	6,672
Granted[4]	126	0	823
Adjustment based upon KPI target achievement	0	41	15
Exercised	0	-72	-6,333
Forfeited	-37	-74	-126
Change in settlement[4]	NA	NA	1,149
12/31/2024	89	501	2,200
Granted[4]	60	0	587
Adjustment based upon KPI target achievement	0	27	20
Exercised	0	-217	-2,334
Forfeited	0	0	-81
Change in settlement[4]	NA	NA	671
12/31/2025	149	311	1,063

Total carrying amount (in € millions) of liabilities as at
12/31/2024	7	98	343
12/31/2025	15	63	149

Total intrinsic value of vested awards (in € millions) as at
12/31/2024	2	57	0
12/31/2025	2	45	0

Weighted average share price (in €) for awards exercised in
2024	NA	172.16	181.68
2025	NA	212.81	255.17

Total expense (in € millions) recognized in
2023	NA	36	764
2024	7	51	729
2025	8	11	344

4 We have changed the classification of some share units granted under the Move plan with the initial intention to settle in shares from equity-settled to cash-settled because a cash outflow became probable, in particular due to the restructuring program.

Summary of Share Based Payment Liabilities As Part of Other Non-Financial Liabilities

	2025			2024
€ millions	Current	Non-Current	Total	Current	Non-Current	Total
Share-based payment liabilities	162	74	235	303	151	453
/ Other non-financial liabilities	4,849	524	5,373	5,537	749	6,286
Share-based payment liabilities as % of / Other non-financial liabilities	3	14	4	5	20	7